Property and Equipment	12 Months Ended
Jan. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

	January 31,
	2023	2022
Lab equipment	$144,585	$144,585
Machinery and equipment	1,240,628	1,138,530
Furniture and fixtures	19,643	19,643
	1,404,856	1,302,758
Less: Accumulated depreciation	(507,121)	(323,461)
Net Property and Equipment	$897,735	$979,297

Depreciation expense amounted to $183,660 and $178,924 for the years ended January 31, 2023 and 2022, respectively. During the years ended January 31, 2023 and 2022, depreciation expenses of $139,689 and $113,000, respectively, have been allocated to cost of goods sold.